Note 5 - Vessels, net (Details) $ in Thousands	Jul. 15, 2015 USD ($) T	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Jun. 20, 2014 USD ($)	Feb. 06, 2014 USD ($) T
Note 5 - Vessels, net (Details) [Line Items]
Percent of Brokerage Commission				1.00%
Hull S406 [Member]
Note 5 - Vessels, net (Details) [Line Items]
Vessel Acquisition Purchase Price				$ 38,250	$ 38,250
Capitalized Expenses for Vessel Acquisitions Under Construction				$ 707
Size of Vessel (in US Ton) | T					50,000
M/T Stenaweco Energy [Member]
Note 5 - Vessels, net (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities			$ 28,500
Impairment of Long-Lived Assets Held-for-use			$ 3,100
M/T Stenaweco Evolution [Member]
Note 5 - Vessels, net (Details) [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities		$ 28,500
MT Eco Fleet [Member]
Note 5 - Vessels, net (Details) [Line Items]
Size of Vessel (in US Ton) | T	39,000
Property, Plant and Equipment, Gross	$ 32,592
Shipyard Installments, Gross	31,140
Capitalized Expenses, Gross	$ 1,452